Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of intangible assets, net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Computer software	20,243	24,307
Licensed copyrights of reading content	28,657	43,788
Audio content	12,907	15,646
Trademark and Domain name	158	191
Total	61,965	83,932
Less: amortization	(28,649)	(42,880)
impairment	(10,821)	(11,926)
Net book value	22,495	29,126